The Company, Going Concern and Significant Accounting Policies:	9 Months Ended
Sep. 30, 2015
The Company, Going Concern and Significant Accounting Policies: [Abstract]
The Company, Going Concern and Significant Accounting Policies:

Note 1.          The Company, Going Concern and Significant Accounting Policies:

The Company. Gold Reserve Inc. ("Gold Reserve" or the "Company") is engaged in the business of acquiring, exploring and developing mining projects. The Company is an exploration stage company incorporated in 1998 under the laws of the Yukon Territory, Canada and continued to Alberta, Canada in September 2014. The Company is the successor issuer to Gold Reserve Corporation which was incorporated in 1956. All amounts shown herein are expressed in U.S. dollars unless otherwise noted.

In February 1999 each Gold Reserve Corporation shareholder exchanged its shares for an equal number of Gold Reserve Inc. Class A common shares except in the case of certain U.S. holders who for tax reasons elected to receive equity units which are comprised of one Gold Reserve Inc. Class B common share and one Gold Reserve Corporation Class B common share and substantially equivalent to a Class A common share. As of September 30, 2015, all equity units had been converted to Class A common shares.

Going Concern. As of September 30, 2015, the Company had financial resources comprised of cash, cash equivalents and marketable securities totaling approximately $2.4 million and Brisas Project related equipment, which is being marketed for sale, with an estimated fair value of approximately $12.2 million (See Note 8, Property, Plant and Equipment). The Company's current financial liabilities included notes of $42.9 million (face value) which mature December 31, 2015 and accounts payable and accrued expenses due in the normal course of approximately $3.9 million.

The Company has no revenue producing operations at this time and its working capital position, cash burn rate and debt maturity schedule requires that the Company seek additional sources of funding to ensure the Company's ability to continue its activities in the normal course. To address its funding requirements in addition to its convertible notes due in December 2015 (see Note 12 to the consolidated financial statements), the Company is continuing its efforts to dispose of the remaining Brisas Project related assets, pursue a timely and successful collection of the Arbitral Award and the sale of the Brisas Project Technical Mining Data.

The Company's efforts to address its longer-term funding requirements may be adversely impacted by financial market conditions, industry conditions, regulatory approvals or other unknown or unpredictable conditions and, as a result, there can be no assurance that additional funding will be available or, if available, offered on acceptable terms.  In view of these uncertainties there is substantial doubt about the Company's ability to continue as a going concern.

These financial statements do not reflect potentially material adjustments to the carrying values of assets and liabilities and the reported expenses and balance sheet classifications that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations.

Basis of Presentation and Principles of Consolidation. These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The statements include the accounts of the Company, Gold Reserve Corporation, four Venezuelan subsidiaries, a Mexican subsidiary and four other subsidiaries which were formed to hold the Company's interest in its foreign subsidiaries or for future transactions. All subsidiaries are wholly owned. All intercompany accounts and transactions have been eliminated on consolidation. The Company's policy is to consolidate those subsidiaries where control exists.

Cash and Cash Equivalents. The Company considers short-term, highly liquid investments purchased with an original maturity of three months or less to be cash equivalents for purposes of reporting cash equivalents and cash flows. The cost of these investments approximates fair value.  The Company manages the exposure of its cash and cash equivalents to credit risk by diversifying its holdings into major Canadian and U.S. financial institutions.

Exploration and Development Costs. Exploration costs incurred in locating areas of potential mineralization or evaluating properties or working interests with specific areas of potential mineralization are expensed as incurred. Development costs of proven mining properties not yet producing are capitalized at cost and classified as capitalized exploration costs under property, plant and equipment. Property holding costs are charged to operations during the period if no significant exploration or development activities are being conducted on the related properties. Upon commencement of production, capitalized exploration and development costs would be amortized based on the estimated proven and probable reserves benefited. Properties determined to be impaired or that are abandoned are written-down to the estimated fair value. Carrying values do not necessarily reflect present or future values.

Property, Plant and Equipment. Included in property, plant and equipment is certain equipment which was originally purchased for the Brisas Project at a cost of approximately $24.6 million. The carrying value of this equipment has been adjusted to its estimated fair value of $12.2 million and it is not being depreciated. The recoverable value of this equipment may be different than management's current estimate.

The Company has additional property, plant and equipment which are recorded at the lower of cost less accumulated depreciation or estimated net realizable value. Replacements and major improvements are capitalized. Maintenance and repairs are charged to expense as incurred. The cost and accumulated depreciation of assets retired or sold are removed from the accounts and any resulting gain or loss is reflected in operations. Depreciation is provided using straight-line and accelerated methods over the lesser of the useful life or lease term of the related asset.

Impairment of Long Lived Assets. The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future net cash flows to be generated from the use or disposition of a long-lived asset (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized and the asset is written down to fair value. Fair value is generally determined by discounting estimated cash flows, using quoted market prices where available or making estimates based on the best information available.

Foreign Currency. The U.S. dollar is the Company's (and its foreign subsidiaries') functional currency. Monetary assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the rates of exchange in effect at the balance sheet dates. Non-monetary assets and liabilities are translated at historical rates and revenue and expense items are translated at average exchange rates during the reporting period, except for depreciation which is translated at historical rates. Translation gains and losses are included in the statement of operations.

Stock Based Compensation. The Company maintains the 2012 Equity Incentive Plan (the "2012 Plan") which provides for the grant of stock options to purchase Class A common shares of the Company. The Company uses the fair value method of accounting for stock options. The fair value of options granted to employees is computed using the Black-Scholes method as described in Note 10 and is expensed over the vesting period of the option. For non-employees, the fair value of stock based compensation is recorded as an expense over the vesting period or upon completion of performance. Consideration paid for shares on exercise of share options, in addition to the fair value attributable to stock options granted, is credited to capital stock. The Company also maintains the Gold Reserve Director and Employee Retention Plan. Each Unit granted under the Retention Plan to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A common Share (1) on the date the Unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater. The Company will not accrue a liability for these units until and unless events required for vesting of the units occur.  Stock options and Units granted under the respective plans become fully vested and exercisable upon a change of control.

Income Taxes. The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are determined based on the differences between the tax basis of assets and liabilities and those amounts reported in the financial statements. The deferred tax assets or liabilities are calculated using the enacted tax rates expected to apply in the periods in which the differences are expected to be settled. Deferred tax assets are recognized to the extent that they are considered more likely than not to be realized.

Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Net Loss Per Share. Net loss per share is computed by dividing net loss by the combined weighted average number of Class A common shares and equity units outstanding during each year. In periods in which a loss is incurred, the effect of potential issuances of shares under options and convertible notes would be anti-dilutive, and therefore basic and diluted losses per share are the same.

Convertible Notes. Convertible notes are initially recorded at estimated fair value and subsequently measured at amortized cost. The fair value is allocated between the equity and debt component parts based on their respective fair values at the time of issuance and recorded net of transaction costs. The equity portion of the notes is estimated using the residual value method. The fair value of the debt component is accreted to the face value of the notes using the effective interest rate method over the expected life of the notes, with the resulting charge recorded as interest expense.

Comprehensive Loss. Comprehensive loss includes net loss and other comprehensive income or loss. Other comprehensive loss may include unrealized gains and losses on available-for-sale securities. The Company presents comprehensive loss and its components in the consolidated statements of comprehensive loss.

Financial Instruments. Marketable equity securities are classified as available for sale with any unrealized gain or loss recorded in other comprehensive income. If a decline in fair value of a security is determined to be other than temporary, an impairment loss is recognized. Cash and cash equivalents, deposits and advances are accounted for at cost which approximates fair value. Accounts payable, convertible notes and interest notes are recorded at amortized cost. Amortized cost of accounts payable approximates fair value.

Contingent Value Rights. Contingent value rights ("CVR") are obligations arising from the disposition of a portion of the rights to future proceeds of the Arbitral Award against Venezuela and/or the sale of the Brisas Project Technical Mining Data that was compiled by the Company.

Warrants. Common share purchase warrants ("Warrants") issued by the Company entitle the holder to acquire common shares of the company at a specific price within a certain time period. The fair value of warrants issued is calculated using the Black-Scholes method.